Quarterly Holdings Report
for

Fidelity® Consumer Staples Central Fund

June 30, 2020

CSCIP-QTLY-0820
1.851897.113

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Beverages - 31.1%
Brewers - 0.2%
Budweiser Brewing Co. APAC Ltd. (a)	783,000	$2,278,130
Distillers & Vintners - 3.7%
Constellation Brands, Inc. Class A (sub. vtg.)	164,566	28,790,822
Diageo PLC	575,400	19,124,772
		47,915,594
Soft Drinks - 27.2%
Coca-Cola European Partners PLC (b)	150,758	5,692,622
Keurig Dr. Pepper, Inc. (b)	1,114,500	31,651,800
Monster Beverage Corp. (c)	885,378	61,374,403
PepsiCo, Inc.	884,300	116,957,518
The Coca-Cola Co.	3,073,861	137,340,109
		353,016,452

TOTAL BEVERAGES		403,210,176

Food & Staples Retailing - 14.2%
Food Distributors - 1.4%
Sysco Corp.	30,500	1,667,130
U.S. Foods Holding Corp. (c)	807,908	15,931,946
		17,599,076
Food Retail - 4.2%
Kroger Co.	1,601,723	54,218,324
Hypermarkets & Super Centers - 8.6%
Costco Wholesale Corp.	135,400	41,054,634
Walmart, Inc.	590,300	70,706,134
		111,760,768

TOTAL FOOD & STAPLES RETAILING		183,578,168

Food Products - 19.3%
Agricultural Products - 0.6%
Darling Ingredients, Inc. (c)	311,500	7,669,130
Packaged Foods & Meats - 18.7%
Conagra Brands, Inc.	442,300	15,555,691
Danone SA (b)	184,312	12,793,685
Freshpet, Inc. (c)	151,230	12,651,902
General Mills, Inc.	106,800	6,584,220
JDE Peet's BV	178,700	7,243,762
Lamb Weston Holdings, Inc.	329,000	21,032,970
Mondelez International, Inc.	1,796,912	91,876,111
Nomad Foods Ltd. (c)	663,500	14,232,075
Post Holdings, Inc. (c)	183,700	16,095,794
Sanderson Farms, Inc.	21,500	2,491,635
The Kraft Heinz Co.	468,600	14,943,654
The Simply Good Foods Co. (b)(c)	435,800	8,097,164
TreeHouse Foods, Inc. (c)	47,800	2,093,640
Tyson Foods, Inc. Class A	280,500	16,748,655
		242,440,958

TOTAL FOOD PRODUCTS		250,110,088

Hotels, Restaurants & Leisure - 0.8%
Restaurants - 0.8%
Compass Group PLC	716,900	9,863,437
Household Products - 23.3%
Household Products - 23.3%
Energizer Holdings, Inc. (b)	113,500	5,390,115
Kimberly-Clark Corp.	288,200	40,737,070
Procter & Gamble Co.	1,862,193	222,662,415
Reckitt Benckiser Group PLC	51,020	4,693,760
Spectrum Brands Holdings, Inc.	634,805	29,137,550
		302,620,910
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
JD.com, Inc. Class A	36,600	1,094,624
Ocado Group PLC (c)	185,100	4,651,368
The Honest Co., Inc. (c)(d)(e)	171,220	2,698,427
		8,444,419
Multiline Retail - 0.9%
General Merchandise Stores - 0.9%
Dollar General Corp.	7,700	1,466,927
Dollar Tree, Inc. (c)	105,800	9,805,544
		11,272,471
Personal Products - 2.7%
Personal Products - 2.7%
Edgewell Personal Care Co. (b)(c)	545,400	16,994,664
Estee Lauder Companies, Inc. Class A	39,567	7,465,502
Unilever NV	204,354	10,895,701
		35,355,867
Tobacco - 6.8%
Tobacco - 6.8%
Altria Group, Inc.	1,546,767	60,710,605
Philip Morris International, Inc.	393,553	27,572,323
		88,282,928
TOTAL COMMON STOCKS
(Cost $1,206,335,801)		1,292,738,464

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.12% (f)	1,331,532	1,331,798
Fidelity Securities Lending Cash Central Fund 0.12% (f)(g)	35,143,749	35,147,263
TOTAL MONEY MARKET FUNDS
(Cost $36,479,061)		36,479,061
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $1,242,814,862)		1,329,217,525
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(32,731,611)
NET ASSETS - 100%		$1,296,485,914

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,278,130 or 0.2% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,698,427 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$1,921,088

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$430,171
Fidelity Securities Lending Cash Central Fund	47,151
Total	$477,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.